EARNINGS PER SHARE (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)		36.3	36.2
RSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)	1.0
PSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)	3.1	2.9	1.8